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                                             JOHN B. TOWERS
                                             CORPORATE COUNSEL


Metropolitan Life Insurance Company
200 Park Avenue
New York, New York 10166

                                   September 8, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.   20549

Re:  Metropolitan Life Separate Account E
     File No. 811-04001
     ------------------

Commissioners:

The Semi-Annual Reports dated June 30, 2014 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of Metropolitan Life Separate Account E of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-Annual Reports for certain series of Calvert Variable Series Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000708950, File No. 811-03591.

The Semi-Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.


                              Sincerely,


                              /s/ John B. Towers

                              John B. Towers
                              Corporate Counsel
                              Metropolitan Life Insurance Company